Description Of Business And Organization	12 Months Ended
Dec. 31, 2011
Description Of Business And Organization [Abstract]
Description Of Business And Organization

(1) Description of business and organization

Dunkin' Brands Group, Inc. ("DBGI") and subsidiaries (collectively, "the Company") is one of the world's largest franchisors of restaurants serving coffee and baked goods as well as ice cream within the quick service restaurant segment of the restaurant industry. We develop, franchise, and license a system of both traditional and nontraditional quick service restaurants and, in limited circumstances, own and operate individual locations. Through our Dunkin' Donuts brand, we develop and franchise restaurants featuring coffee, donuts, bagels, and related products. Through our Baskin-Robbins brand, we develop and franchise restaurants featuring ice cream, frozen beverages, and related products. Additionally, our subsidiaries located in Canada and the United Kingdom ("UK") manufacture and/or distribute Baskin-Robbins ice cream products to Baskin-Robbins franchisees and licensees in various international markets.

DBGI is majority-owned by investment funds affiliated with Bain Capital Partners, LLC, The Carlyle Group, and Thomas H. Lee Partners, L.P. (collectively, the "Sponsors" or "BCT").

Throughout these financial statements, "the Company," "we," "us," "our," and "management" refer to DBGI and subsidiaries taken as a whole.